Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance as of December 31	$ 454	$ 1,042	$ 454	$ 118	$ 419
Provision for expected credit losses	(176)	(186)	712	729	752
Write-offs and recoveries collected	(103)	(133)	(124)	(393)	(1,053)
Balance as of March 31	$ 527	$ 1,095	$ 1,042	$ 454	$ 118